Property and Equipment, Net - Depreciation and Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment, Net
Depreciation and amortization expense related to property and equipment	$ 81.1	$ 68.0	$ 62.5